Commitments (Details) € in Thousands, $ in Millions		12 Months Ended
	Feb. 28, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)
Commitments [Line Items]
Commitments to acquire property, plant and equipment | €				€ 0
Commitments to acquire additional intangible assets | €				0
Contractual period		6 months
Efgartigimod
Commitments [Line Items]
Outstanding commitment | €				€ 114,000
Halozyme | Global Collaboration and License Agreement
Commitments [Line Items]
Payment for each future target	$ 12.5
Future milestone payments	160.0
Payment for additional milestones	$ 40.0
Development milestone payment			$ 10.0
Phase 1 milestone payment			$ 5.0
Phase 3 milestone payment		$ 15.0